Share-based compensation - Schedule of company’s share options outstanding (Details)	9 Months Ended
Sep. 30, 2025 exercisable $ / shares shares
Exercise price 154.39
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	154.39
Number outstanding	$ 228
Weighted average remaining contractual life [years]	4 months 28 days
Options exercisable, Exercise price	$ 154.39
Number exercisable (in exercisable) | exercisable	228
Exercise price 154.39
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	156.55
Number outstanding	$ 228
Weighted average remaining contractual life [years]	5 months 23 days
Options exercisable, Exercise price	$ 156.55
Number exercisable (in exercisable) | exercisable	228
Exercise price 5.60
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	5.6
Number outstanding	$ 12,500
Weighted average remaining contractual life [years]	11 months 4 days
Options exercisable, Exercise price	$ 5.6
Number exercisable (in exercisable) | exercisable	12,500
Exercise price 9.90
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	9.9
Number outstanding	$ 50,000
Weighted average remaining contractual life [years]	1 year 5 months 23 days
Options exercisable, Exercise price	$ 9.9
Number exercisable (in exercisable) | exercisable	50,000
Exercise price 24.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	24.5
Number outstanding	$ 98,000
Weighted average remaining contractual life [years]	4 years 11 months 26 days
Options exercisable, Exercise price	$ 24.5
Number exercisable (in exercisable) | exercisable	98,000
Exercise price 18.87
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price (in Shares) | shares	18.87
Number outstanding	$ 160,956
Weighted average remaining contractual life [years]	3 years 6 months 25 days
Options exercisable, Exercise price	$ 18.87
Number exercisable (in exercisable) | exercisable	160,956